LEASES - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Lessee Lease Description [Line Items]
Number of sale-leaseback related to warehouses	One	One
Lease renewal term description	Certain leases provide the Company with the option to renew for additional periods, with renewal terms that can extend the lease term for periods ranging from 1 to 30 years.	Certain leases provide the Company with the option to renew for additional periods, with renewal terms that can extend the lease term for periods ranging from 1 to 30 years.
Operating lease weighted-average discount rate	9.90%	9.90%
Finance lease weighted-average discount rate	8.50%	8.50%
Operating lease payments	$ 2.5	$ 3.3
Residual value guarantees	$ 2.0	$ 2.0
Operating lease, weighted average remaining lease term	7 years	7 years 1 month 6 days
Finance lease, weighted average remaining lease term	2 years 7 months 6 days	2 years 9 months 18 days
Lessee, additional operating lease not yet commenced ,value	$ 0.1	$ 0.1
Lessee, operating lease, not yet commenced, description		The Company had one additional operating lease that has not yet commenced, which was valued at $0.1 million, but did not have any lease transactions with its related parties.
Minimum
Lessee Lease Description [Line Items]
Lease renewal term	1 year	1 year
Maximum
Lessee Lease Description [Line Items]
Lease renewal term	30 years	30 years